FEDERAL INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
Net deferred tax asset and valuation allowance increased	$ 1,567,000	$ 20,000
Operating Loss Carryforwards	5,538,567
Operating loss carry forwards indefinitely period	$ 5,241,135